Financial liabilities measured at FVTPL - Summary of movement of warrant liability (Parenthetical) (Details) - Financial liabilities at fair value through profit or loss, category - CNY (¥)
¥ in Thousands
		12 Months Ended
	May 31, 2023	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Warrants exercisable	1,382,929
Fair value changes of warrant	¥ 32,800	¥ 32,767